Interest and Finance Costs	6 Months Ended
Jun. 30, 2023
Interest and Finance Costs [Abstract]
Interest and Finance Costs
14.	Interest and Finance Costs:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2022	2023
Interest on long-term debt	$290,071	$495,701
Amortization of deferred finance charges	62,909	115,074
Other finance charges	35,405	58,040
Total	$388,385	$668,815